Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of (benefit from) provision for income taxes

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(28,719)	(465,518)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	28,719	465,518

Income tax provision	$—	$—

Schedule of reconciliation setting forth the differences between the effective tax rates

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business combination expense	(33.19)%	—
Change in fair value of warrants	12.38%	0.0%
Transaction costs incurred in connection with warrant liabilities	—	(0.0)%
Valuation allowance	(0.19)%	(21.0)%
Income tax provision	0.0%	0.0%

Significant components of the Company's consolidated deferred tax assets and liabilities

	December 31,	December 31,
	2021	2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$9,695	$36,961
Startup/Organizational expenses	488,923	472,542
Unrealized gain on marketable securities	(4,382)	(43,985)
Total deferred tax assets	494,236	465,518
Valuation allowance	(494,236)	(465,518)
Deferred tax assets, net of valuation allowance	$—	$—

Gelesis
Summary of Consolidated (loss) income before income taxes on a geographic basis

Consolidated (loss) income before income taxes on a geographic basis during the years ended December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31
	2021	2020
United States	$(86,693)	$(19,658)
Non-U.S.	(6,637)	(4,208)
Total	$(93,330)	$(23,866)

Schedule of (benefit from) provision for income taxes

The provision for income taxes consists of the following components during the years ended December 31, 2021 and 2020 (in thousands):

	Year Ended December 31,
	2021	2020
Current tax expense (benefit):
U.S. federal	$—	$—
Foreign	17	(24)
Total current tax expense (benefit)	17	(24)
Deferred tax expense:
U.S. federal	—	—
State	—	—
Foreign	—	2,063
Total deferred tax benefit	—	2,063
Total provision for income taxes	$17	$2,039

Schedule of reconciliation setting forth the differences between the effective tax rates

A reconciliation setting forth the differences between the effective tax rates of the Company for the years ended December 31, 2021 and 2020 and the U.S. federal statutory tax rate is as follows:

	Year Ended
	December 31,
	2021	2020
U.S. Federal income tax provision expense at statutory rate	21.0%	21.0%
Effect of nondeductible stock-based compensation	0.8%	(1.9)%
Foreign rate differential	0.2%	2.2%
Mark to market of warrant liabilities	(1.7)%	(1.3)%
State taxes net of federal benefit	4.3%	4.5%
Non-deductible financing expenses	(0.3)%	0.4%
Valuation allowance	(24.2)%	(38.3)%
Investment transfer	0.0%	6.8%
Other differences	(0.4)%	(0.4)%
US federal and state research credits	0.4%	1.6%
Uncertain tax positions	(0.1)%	(1.1)%
Foreign earnings includible in US	0.0%	(2.0)%
Effective income tax rate	0.0%	(8.5)%

Significant components of the Company's consolidated deferred tax assets and liabilities

Significant components of the Company’s consolidated deferred tax assets and liabilities at December 31, 2021 and 2020 are as follows at (in thousands):

	At December 31,
	2021	2020
Deferred tax assets:
Federal net operating loss carryforwards	$40,469	$24,730
State net operating loss carryforwards	10,643	7,207
Equity compensation	5,620	4,353
Accruals and reserves	—	26
Uncollected grants	998	712
Investment in subsidiaries	3,820	3,931
Research credits	1,578	1,298
Other assets	152	46
Deferred income	239	—
Interest	257	—
Deferred rent	547	600
Total deferred tax assets	64,323	42,903
Valuation allowance	(59,841)	(37,427)
Total deferred tax assets net of valuation allowance	4,482	5,476
Deferred tax liabilities:
Intangible assets and amortization	(3,932)	(4,680)
Right-of-Use asset	(536)	(591)
Other liabilities	(14)	(204)
Total deferred tax liabilities	(4,482)	(5,476)
Net deferred tax assets	$—	$—

Reconciliation of the beginning and ending amount of uncertain tax positions

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits at the beginning of year	$(281)	$—
Increase for current year positions	(71)	(82)
Increase for prior year positions	—	(199)
Expiration of statute of limitations	—	—
Unrecognized tax benefits at the end of year	(352)	(281)
Gross research credit tax assets	1,930	1,579
Net research credit tax assets	$1,578	$1,298